Investment Objectives and Goals	Oct. 31, 2026
WBI Fundamental Factors Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI FUNDAMENTAL FACTORS HEDGED ETF (FORMERLY, WBI BULLBEAR VALUE 3000 ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI Fundamental Factors Hedged ETF’s (the “Fund”) investment objectives are to seek long-term capital appreciation and the potential for current income,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI Income Generators Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI INCOME GENERATORS HEDGED ETF (FORMERLY, WBI BULLBEAR YIELD 3000 ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI Income Generators Hedged ETF’s (the “Fund”) investment objectives are to seek long-term capital appreciation and the potential for current income,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI Trend Leaders Hedged ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI TREND LEADERS HEDGED ETF (FORMERLY, WBI BULLBEAR QUALITY 3000 ETF)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI Trend Leaders Hedged ETF’s (the “Fund”) investment objectives are to seek long-term capital appreciation and the potential for current income,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI Power Factor® High Dividend ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI POWER FACTOR® HIGH DIVIDEND ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The WBI Power Factor® High Dividend ETF (the “Fund”) seeks to provide investment results that correspond to the price and yield (before fees and expenses) of its underlying index, the Solactive Power Factor® High Dividend Index (the “Underlying Index”).

WBI BullBear Trend Switch US 1000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI BULLBEAR TREND SWITCH US 1000 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI BullBear Trend Switch US 1000 ETF’s (the “Fund”) investment objective is to seek long-term capital appreciation, with the potential for current income,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI BullBear Trend Switch US 2000 ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI BULLBEAR TREND SWITCH US 2000 ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI BullBear Trend Switch US 2000 ETF’s (the “Fund”) investment objective is to seek long-term capital appreciation, with the potential for current income,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI BullBear Trend Switch US 1000 Total Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI BULLBEAR TREND SWITCH US 1000 TOTAL RETURN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI BullBear Trend Switch 1000 Total Return ETF’s (the “Fund”) investment objective is to seek current income with the potential for long-term capital appreciation,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.
WBI BullBear Trend Switch US 2000 Total Return ETF
Prospectus [Line Items]
Risk/Return [Heading]	WBI BULLBEAR TREND SWITCH US 2000 TOTAL RETURN ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The WBI BullBear Trend Switch US 2000 Total Return ETF’s (the “Fund”) investment objective is to seek current income with the potential for long-term capital appreciation,
Objective, Secondary [Text Block]	while also seeking to protect principal during unfavorable market conditions.